Note 8 - Business Combinations (Details Textual) - USD ($)			1 Months Ended	3 Months Ended		9 Months Ended				12 Months Ended
	Dec. 10, 2021	Apr. 07, 2021	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer, Including Assessed Tax				$ 1,967,277	$ 2,306,379	$ 6,152,022	$ 9,052,411			$ 12,021,952	$ 15,033,504
Operating Income (Loss)				(516,845)	(1,130,118)	(978,459)	$ (4,406,450)			(18,777,608)	(2,627,149)
Goodwill, Ending Balance				$ 1,125,101		$ 1,125,101				1,125,101
Goodwill, Impairment Loss					$ 2,254,624					6,460,168	0
Gray Matters [Member]
Business Combination, Consideration Transferred	$ 11,005,100
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in shares)	436,481
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	$ 1,500,000
Business Combination, Consideration Transferred, Liabilities Incurred	1,335,000
Business Combination, Deferred Cash Payment After Closing Date	1,500,000
Business Combination, Acquisition Related Costs	246,045
Business Acquisition, Intangibles, Expected Tax Deductible Amount	0
Revenue from Contract with Customer, Including Assessed Tax			$ 0
Operating Income (Loss)			(165,633)
Goodwill, Purchase Accounting Adjustments			1,900,069
Goodwill, Ending Balance	4,560,099		6,460,168					$ 6,460,168	$ 6,460,168	0	6,460,168
Goodwill, Impairment Loss										6,460,168
Payments to Acquire Businesses, Gross	7,240,100
Gray Matters [Member] | Technology-Based Intangible Assets [Member]
Impairment of Intangible Assets, Finite-Lived										1,526,564
Gray Matters [Member] | Customer Relationships [Member]
Impairment of Intangible Assets, Finite-Lived										2,122,629
Gray Matters [Member] | Deferred Consideration of Cash Payment [Member]
Business Combination, Consideration Transferred, Liabilities Incurred	$ 1,335,000
Business Combination, Contingent Consideration, Discount Rate	6.00%
Gray Matters [Member] | Contingent Consideration by Performance Metrics [Member]
Business Combination, Consideration Transferred, Liabilities Incurred	$ 930,000									930,000
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, Minimum	0
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, Maximum	4,000,000
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, Low	500,000
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High	1,500,000
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, Most Likely Amount	$ 1,000,000
Business Combination, Contingent Consideration, Liability, Total										$ 0
Tellenger, Inc. [Member]
Business Combination, Consideration Transferred		$ 2,515,357
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in shares)		68,264
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable		$ 200,000
Business Combination, Acquisition Related Costs		165,827									496,027
Goodwill, Purchase Accounting Adjustments									340,101
Goodwill, Ending Balance		785,000	$ 1,125,101					1,125,101	$ 1,125,101		$ 1,125,101
Payments to Acquire Businesses, Gross		$ 2,315,357
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual								2,446,607
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual								$ 167,721